Consolidation scope	12 Months Ended
Dec. 31, 2017
Consolidation scope
Consolidation scope

28. Consolidation scope

			Ownership interest
		Place of	As at December 31,
Legal Entity	Principal activity	incorporation	2017	2016	2015
TiGenix Romeinse straat 12, Box 2 3001 Leuven	Biopharmaceutical company	Belgium	100%	100%	100%

TiGenix SAU Calle Marconi 1, Parque Tecnológico de Madrid Tres Cantos 28760 Madrid	Biopharmaceutical company	Spain	100%	100%	100%

Coretherapix SLU Calle Marconi 1, Parque Tecnológico de Madrid Tres Cantos 28760 Madrid	Biopharmaceutical company	Spain	100%	100%	100%

TiGenix Inc 1209 Orange Street Wilmington, Delaware	Biopharmaceutical company	U.S.A.	100%	100%	100%

TiGenix US, Inc 1209 Orange Street Wilmington, Delaware	Biopharmaceutical company	U.S.A.	100%	—	—